Consolidated Statement of Income - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Interest income
Loans	[1],[2]	$ 12,137	$ 11,792	$ 11,525	$ 35,841	$ 33,220
Securities	[1],[2]	2,367	2,277	1,831	6,947	4,934
Securities purchased under resale agreements and securities borrowed	[1],[2]	413	372	397	1,131	1,101
Deposits with financial institutions	[1],[2]	766	771	936	2,415	2,460
Interest income	[1],[2]	15,683	15,212	14,689	46,334	41,715
Interest expense
Deposits	[2]	10,106	9,761	9,438	29,780	25,924
Subordinated debentures	[2]	122	121	123	378	338
Other	[2]	593	636	555	1,847	1,857
Interest expenses	[2]	10,821	10,518	10,116	32,005	28,119
Net interest income	[2]	4,862	4,694	4,573	14,329	13,596
Non-interest income
Card revenues	[2]	220	214	188	643	579
Banking services fees	[2]	494	477	474	1,471	1,405
Credit fees	[2]	370	437	469	1,303	1,382
Mutual funds	[2]	570	551	541	1,659	1,600
Brokerage fees	[2]	333	317	285	941	833
Investment management and trust	[2]	278	273	261	817	770
Underwriting and advisory fees	[2]	202	196	146	534	402
Non-trading foreign exchange	[2]	236	245	213	709	672
Trading revenues	[2]	370	383	360	1,226	1,383
Net gain on sale of investment securities	[2]	2	19	30	24	130
Net income from investments in associated corporations	[2]	54	57	55	157	135
Insurance service results	[2]	115	108	97	337	309
Other fees and commissions	[2]	308	286	283	885	751
Other	[2]	(50)	90	92	109	(5)
Total non-interest income	[2]	3,502	3,653	3,494	10,815	10,346
Total revenue	[2]	8,364	8,347	8,067	25,144	23,942
Provision for credit losses	[2]	1,052	1,007	819	3,021	2,166
Profit from operating activity	[2]	7,312	7,340	7,248	22,123	21,776
Non-interest expenses
Salaries and employee benefits	[2]	2,455	2,455	2,377	7,356	7,139
Premises and technology	[2]	737	699	660	2,144	1,957
Depreciation and amortization	[2]	428	410	412	1,259	1,230
Communications	[2]	89	99	101	294	296
Advertising and business development	[2]	146	148	142	446	417
Professional	[2]	215	191	198	568	560
Business and capital taxes	[2]	167	171	153	521	472
Other	[2]	712	538	516	1,811	1,523
Total non-interest expenses	[2]	4,949	4,711	4,559	14,399	13,594
Income before taxes	[2]	2,363	2,629	2,689	7,724	8,182
Income tax expense	[2]	451	537	497	1,521	2,086
Net income	[2]	1,912	2,092	2,192	6,203	6,096
Net income attributable to non-controlling interests in subsidiaries	[2]	36	26	20	87	81
Net income attributable to equity holders of the Bank	[2]	1,876	2,066	2,172	6,116	6,015
Preferred shareholders and other equity instrument holders	[2]	120	123	105	351	310
Common shareholders	[2]	$ 1,756	$ 1,943	$ 2,067	$ 5,765	$ 5,705
Earnings per common share (in dollars)
Basic	[2],[3]	$ 1.43	$ 1.59	$ 1.72	$ 4.72	$ 4.78
Diluted	[2],[3]	1.41	1.57	1.7	4.66	4.73
Dividends paid per common share (in dollars)	[2]	$ 1.06	$ 1.06	$ 1.06	$ 3.18	$ 3.12

[1]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $15,230 for the three months ended July 31, 2024 (April 30, 2024 – $14,776; July 31, 2023 – $14,127) and for the nine months ended July 31, 2024 – $44,904 (July 31, 2023 – $40,221).
[2]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[3]	Earnings per share calculations are based on full dollar and share amounts.